PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	June 30, 2022	March 31, 2022

Furniture and Fixtures	5 years	$121,019	$121,019
Office equipment	3 years	5,500	5,500
Vehicles	5 years	97,991	97,991
		224,010	224,010
Less:Accumulated depreciation		(100,109)	(88,725)
Total		$123,901	$135,285

Depreciation expense amounted to $11,384 and $10,525 for the three months ended June 30, 2022 and 2021, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	March 31, 2022	March 31, 2021
Furniture and fixtures	5 years	$121,019	$112,519
Office equipment	3 years	5,500	-
Vehicle	5 years	97,991	97,991
		224,010	210,510
Less: Accumulated depreciation		(88,725)	(46,337)
Total		$135,285	$164,173

Depreciation expense amounted to $42,388 and $38,836 for the years ended March 31, 2022 and 2021, respectively.